Acquisitions - Fair Value of Assets Acquired and Liabilities Assumed (Details) - Marketwise, LLC - USD ($) $ in Thousands	Jan. 21, 2021	May 06, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill			$ 23,338	$ 18,101	$ 18,101	$ 17,154
Gold Stock Analyst
Business Acquisition [Line Items]
Goodwill		$ 947
Total assets acquired		1,707
Liabilities assumed		(224)
Net assets acquired		1,483
Total purchase price		1,483
Gold Stock Analyst | Tradenames
Business Acquisition [Line Items]
Finite-lived intangibles		195
Gold Stock Analyst | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangibles		$ 565
Chaikin Holdings LLC.
Business Acquisition [Line Items]
Cash	$ 151
Other current assets	152
Goodwill	5,237
Other noncurrent assets	443
Total assets acquired	10,551
Liabilities assumed	(2,451)
Net assets acquired	8,100
Cash consideration	7,290
Non-controlling interest	810
Total purchase price	8,100
Chaikin Holdings LLC. | Tradenames
Business Acquisition [Line Items]
Finite-lived intangibles	657
Chaikin Holdings LLC. | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangibles	3,664
Chaikin Holdings LLC. | Capitalized software development costs
Business Acquisition [Line Items]
Finite-lived intangibles	$ 247